Commitments and Contingencies (Details) - USD ($)					6 Months Ended	12 Months Ended
	Jun. 13, 2023	Apr. 28, 2022	Jan. 03, 2022	Jul. 20, 2021	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies
Aggregate deferred underwriting fee payable	$ 9,000,000
Maximum amount payable to Cantor as a non-refundable cash fee	4,500,000
Maximum amount of deferred fee agreed to be forfeited by the underwriter	4,500,000
Maximum amount of deferred fee paid in cash	$ 4,500,000
Percentage of dollar amount in Trust Account, payable to Cantor as a non-refundable cash fee	25.00%
Agreement with ARC group
Commitments and Contingencies
Initial retainer fee			$ 25,000
Advisory fees amount			0		$ 0
Closing retainer fee at announcement of business combination in amount			175,000
Success fee			$ 1,000,000
Agreement with JVB
Commitments and Contingencies
Advisory fees amount					$ 0
Transaction fee in amount equal to in connection with successful business combination transaction		$ 1,500,000
Transaction equal to percentage of gross proceeds raised from investors		4.00%
Agreement for out-of-pocket expenses up to maximum amount		$ 100,000
Initial Public Offering
Commitments and Contingencies
Number of days to exercise over-allotment option				45 days
Underwriting cash discount per unit				$ 0.20		$ 0.20
Aggregate underwriter cash discount				$ 4,000,000		$ 4,000,000
Deferred fee per unit				$ 0.45		$ 0.45
Aggregate deferred underwriting fee payable				$ 9,000,000		$ 9,000,000
Over-allotment option
Commitments and Contingencies
Additional units available for underwriters to exercise under over-allotment option				3,000,000